First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.1%
	Aerospace & Defense – 1.7%
14,000	Boeing (The) Co. (a) (b)	$3,079,160
11,000	Lockheed Martin Corp. (a)	3,796,100
		6,875,260
	Automobiles – 1.0%
75,000	General Motors Co. (a) (b)	3,953,250
	Banks – 7.0%
350,000	Huntington Bancshares, Inc. (a)	5,411,000
100,000	JPMorgan Chase & Co. (a)	16,369,000
100,000	Truist Financial Corp.	5,865,000
		27,645,000
	Beverages – 2.4%
107,000	Coca-Cola (The) Co. (a)	5,614,290
18,500	Constellation Brands, Inc., Class A (a)	3,897,765
		9,512,055
	Biotechnology – 2.7%
55,000	AbbVie, Inc. (a)	5,932,850
45,000	Horizon Therapeutics PLC (a) (b)	4,929,300
		10,862,150
	Capital Markets – 1.3%
52,500	Morgan Stanley (a)	5,108,775
	Chemicals – 1.1%
15,000	Linde PLC (a)	4,400,700
	Communications Equipment – 1.6%
117,500	Cisco Systems, Inc. (a)	6,395,525
	Diversified Telecommunication Services – 3.0%
215,000	AT&T, Inc. (a)	5,807,150
110,000	Verizon Communications, Inc.	5,941,100
		11,748,250
	Electric Utilities – 2.2%
100,000	Exelon Corp. (a)	4,834,000
135,000	PPL Corp.	3,763,800
		8,597,800
	Entertainment – 4.2%
84,000	Activision Blizzard, Inc. (a)	6,500,760
90,000	Cinemark Holdings, Inc. (a) (b)	1,728,900
157,500	Lions Gate Entertainment Corp., Class B (a) (b)	2,047,500
38,000	Walt Disney (The) Co. (a) (b)	6,428,460
		16,705,620
	Food & Staples Retailing – 1.7%
15,000	Costco Wholesale Corp. (a)	6,740,250
	Food Products – 0.7%
45,000	Mondelez International, Inc., Class A (a)	2,618,100
	Health Care Equipment & Supplies – 2.2%
28,200	Danaher Corp. (a)	8,585,208

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 2.7%
27,000	UnitedHealth Group, Inc.	$10,549,980
	Hotels, Restaurants & Leisure – 2.7%
85,000	Carnival Corp. (a) (b)	2,125,850
95,000	Las Vegas Sands Corp. (a) (b)	3,477,000
52,000	Restaurant Brands International, Inc. (a)	3,181,880
47,500	Six Flags Entertainment Corp. (a) (b)	2,018,750
		10,803,480
	Industrial Conglomerates – 1.6%
29,000	Honeywell International, Inc. (a)	6,156,120
	Insurance – 2.9%
35,000	Arthur J. Gallagher & Co. (a)	5,202,750
37,000	Chubb, Ltd. (a)	6,418,760
		11,621,510
	Interactive Media & Services – 4.2%
4,500	Alphabet, Inc., Class C (a) (b)	11,993,895
14,000	Facebook, Inc., Class A (a) (b)	4,751,460
		16,745,355
	IT Services – 4.0%
22,500	Mastercard, Inc., Class A (a)	7,822,800
31,500	PayPal Holdings, Inc. (a) (b)	8,196,615
		16,019,415
	Life Sciences Tools & Services – 2.2%
15,300	Thermo Fisher Scientific, Inc. (a)	8,741,349
	Machinery – 2.0%
22,000	Caterpillar, Inc. (a)	4,223,340
22,000	Stanley Black & Decker, Inc.	3,856,820
		8,080,160
	Multiline Retail – 0.8%
15,500	Dollar General Corp. (a)	3,288,170
	Oil, Gas & Consumable Fuels – 2.2%
50,000	Hess Corp. (a)	3,905,500
58,500	Occidental Petroleum Corp.	1,730,430
19,000	Pioneer Natural Resources Co.	3,163,690
		8,799,620
	Pharmaceuticals – 3.3%
100,000	Bristol-Myers Squibb Co. (a)	5,917,000
37,500	Zoetis, Inc.	7,280,250
		13,197,250
	Road & Rail – 1.1%
70,000	Canadian Pacific Railway Ltd.	4,554,900
	Semiconductors & Semiconductor Equipment – 5.4%
137,000	Intel Corp. (a)	7,299,360
56,500	Micron Technology, Inc.	4,010,370
50,000	NVIDIA Corp. (a)	10,358,000
		21,667,730

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 11.9%
14,000	Adobe, Inc. (a) (b)	$8,060,080
123,000	Microsoft Corp. (a)	34,676,160
16,000	Synopsys, Inc. (b)	4,790,560
		47,526,800
	Specialty Retail – 4.2%
18,500	Burlington Stores, Inc. (a) (b)	5,246,045
114,000	Foot Locker, Inc. (a)	5,205,240
30,000	Lowe’s Cos., Inc.	6,085,800
		16,537,085
	Technology Hardware, Storage & Peripherals – 7.3%
204,000	Apple, Inc. (a)	28,866,000
	Textiles, Apparel & Luxury Goods – 1.8%
50,000	NIKE, Inc., Class B	7,261,500
	Water Utilities – 1.0%
24,000	American Water Works Co., Inc. (a)	4,056,960
	Total Common Stocks	374,221,327
	(Cost $245,097,326)
REAL ESTATE INVESTMENT TRUSTS – 3.2%
	Equity Real Estate Investment Trusts – 3.2%
34,000	Crown Castle International Corp. (a)	5,892,880
72,000	Gaming and Leisure Properties, Inc. (a)	3,335,040
120,000	Healthcare Trust of America, Inc., Class A (a)	3,559,200
	Total Real Estate Investment Trusts	12,787,120
	(Cost $10,055,845)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.1%
	Capital Markets – 1.1%
215,000	Ares Capital Corp. (a)	4,370,950
	(Cost $3,728,891)
WARRANTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
7,312	Occidental Petroleum Corp., expiring 08/03/2027 (b)	86,647
	(Cost $36,195)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 1.1%
	Health Care Equipment & Supplies – 0.7%
22,500	Boston Scientific Corp., Series A	5.50%	06/01/23	2,619,000

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Media – 0.4%
27,000	ViacomCBS, Inc., Series A	5.75%	04/01/24	$1,763,910
	Total $100 Par Preferred Securities			4,382,910
	(Cost $4,323,308)
Total Investments – 99.5%	395,848,954
(Cost $263,241,565) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.0)%
(20)	Adobe, Inc.	$(1,151,440)	$680.00	10/15/21	(520)
(200)	Carnival Corp.	(500,200)	27.00	10/15/21	(7,000)
(200)	Carnival Corp.	(500,200)	29.00	10/15/21	(2,000)
(200)	Cinemark Holdings, Inc.	(384,200)	20.00	10/15/21	(12,800)
(200)	Cinemark Holdings, Inc.	(384,200)	22.50	10/15/21	(2,600)
(200)	Foot Locker, Inc.	(913,200)	55.00	10/15/21	(1,400)
(150)	Horizon Therapeutics PLC	(1,643,100)	115.00	10/15/21	(24,000)
(65)	Lowe’s Cos., Inc.	(1,318,590)	215.00	10/15/21	(3,575)
(125)	Morgan Stanley	(1,216,375)	110.00	10/15/21	(1,750)
(100)	NIKE, Inc., Class B	(1,452,300)	165.00	10/15/21	(900)
(75)	NVIDIA Corp.	(1,553,700)	232.50	10/15/21	(4,275)
(150)	Occidental Petroleum Corp.	(443,700)	31.00	10/15/21	(10,950)
(125)	Occidental Petroleum Corp.	(369,750)	33.00	10/15/21	(4,250)
(100)	S&P 500® Index (d)	(43,075,400)	4,575.00	10/15/21	(7,300)
(325)	S&P 500® Index (d)	(139,995,050)	4,600.00	10/15/21	(17,550)
(200)	S&P 500® Index (d)	(86,150,800)	4,625.00	10/15/21	(8,000)
(15)	Thermo Fisher Scientific, Inc.	(856,995)	650.00	11/19/21	(3,750)
	Total Call Options Written				(112,620)
	(Premiums received $679,486) (c)
Net Other Assets and Liabilities – 0.5%	2,082,163
Net Assets – 100.0%	$397,818,497

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $146,882,381 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,708,126. The net unrealized appreciation was $133,174,255. The amounts presented are inclusive of derivative contracts.
(d)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 374,221,327	$ 374,221,327	$ —	$ —
Real Estate Investment Trusts*	12,787,120	12,787,120	—	—
Common Stocks - Business Development Companies*	4,370,950	4,370,950	—	—
Warrants*	86,647	86,647	—	—
$100 Par Preferred Securities*	4,382,910	4,382,910	—	—
Total Investments	$ 395,848,954	$ 395,848,954	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (112,620)	$ (112,620)	$ —	$ —

*	See Portfolio of Investments for industry breakout.